UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/10

Check Here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  28-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847/397-8630

Signature, Place, and Date of Signing:

Nathan K. Snodgrass     Schaumburg, Il     7/13/10
-------------------     --------------     -------

Report Type:

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F  Information Table Entry Total:    53

Form 13F Information Table Value Total:     111,601

List of Other Included Managers:            NONE

FORM 13F INFORMATION TABLE

                                   TITLE                    VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS     CUSIP      (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------           --------     ---------  --------  -------  ---  ----  -------  --------  ------  ------  -------
Abbott Laboratories                COM          002824100    3,083    65,903  SH         SOLE               10,547  0        55,356
Aecom Technology Corp              COM          00766T100      781    33,877  SH         SOLE                5,436  0        28,441
AEROPOSTALE INC                    COM          007865108    1,018    35,541  SH         SOLE                5,333  0        30,208
AFLAC Inc.                         COM          001055102    2,979    69,820  SH         SOLE                9,396  0        60,424
Altera Corporation                 COM          021441100      826    33,291  SH         SOLE                5,297  0        27,994
Amgen Incorporated                 COM          031162100    1,242    23,606  SH         SOLE                3,889  0        19,717
Arch Coal Inc                      COM          039380100    2,824   142,529  SH         SOLE               20,781  0       121,749
Autoliv Inc                        COM          052800109    2,801    58,530  SH         SOLE                8,341  0        50,189
Autozone Inc                       COM          053332102    3,808    19,709  SH         SOLE                2,988  0        16,721
Bb&T Corporation                   COM          054937107    2,496    94,884  SH         SOLE               13,316  0        81,568
Berkshire Hathaway Cl A            COM          084670108    1,320        11  SH         SOLE                    3  0             8
Berkshire Hathaway Cl B            COM          084670207    2,473    31,032  SH         SOLE                2,365  0        28,667
Chevrontexaco Corp                 COM          166764100    3,130    46,127  SH         SOLE                7,443  0        38,684
Cisco Systems Inc                  COM          17275R102    2,812   131,964  SH         SOLE               17,649  0       114,315
Coca Cola Company                  COM          191216100      238     4,739  SH         SOLE                1,200  0         3,539
Colgate-Palmolive Co               COM          194162103      231     2,939  SH         SOLE                       0         2,939
Corning Inc                        COM          219350105    2,906   179,922  SH         SOLE               24,583  0       155,339
CSX Corp                           COM          126408103    3,288    66,260  SH         SOLE               10,297  0        55,963
Cummins Inc                        COM          231021106    3,627    55,693  SH         SOLE                7,996  0        47,697
DPL Inc.                           COM          233293109    2,880   120,520  SH         SOLE               18,300  0       102,220
Dreamworks Animation Inc           COM          26153C103      667    23,371  SH         SOLE                3,590  0        19,781
Edwards Lifesciences Cp            COM          28176E108    1,406    25,102  SH         SOLE                4,156  0
EXPRESS SCRIPTS                    COM          302182100    3,061    65,103  SH         SOLE                8,980  0        56,123
Exxon Mobil Corporation            COM          30231G102    3,426    60,039  SH         SOLE                6,652  0        53,387
Family Dollar Stores Inc           COM          307000109    3,552    94,245  SH         SOLE               13,379  0        80,866
First Solar Inc Com                COM          336433107      837     7,350  SH         SOLE                1,086  0         6,264
Fiserv Inc                         COM          337738108    2,998    65,653  SH         SOLE                8,996  0        56,657
Flextronics Intl Ltd               COM          Y2573F102    2,596   463,589  SH         SOLE               65,014  0       398,575
Franklin Resources Inc             COM          354613101    2,479    28,763  SH         SOLE                4,073  0        24,690
Gamestop Corp Cl A New             COM          36467W109      784    41,725  SH         SOLE                6,383  0        35,342
Gilead Sciences Inc                COM          375558103      721    21,039  SH         SOLE                2,898  0        18,141
Google Inc Class A                 COM          38259P508    2,808     6,311  SH         SOLE                  867  0         5,444
Hewlett-Packard Company            COM          428236103    2,877    66,484  SH         SOLE                8,886  0        57,598
I H S Inc                          COM          451734107    1,011    17,307  SH         SOLE                2,796  0        14,511
I T T Educ Svcs Inc                COM          45068B109    2,639    31,784  SH         SOLE                4,621  0        27,163
Intel Corp                         COM          458140100    2,891   148,612  SH         SOLE               20,336  0       128,276
Ishares Silver Trust               COM          46428Q109      486    26,674  SH         SOLE                5,630  0        21,044
Johnson & Johnson                  COM          478160104      224     3,795  SH         SOLE                  950  0         2,845
Medcohealth Solutions              COM          58405U102    3,002    54,503  SH         SOLE                7,315  0        47,188
Nice Systems Ltd Adr               COM          653656108      736    28,892  SH         SOLE                4,566  0        24,326
Oracle Corporation                 COM          68389X105    2,976   138,666  SH         SOLE               19,547  0       119,119
Perrigo Co                         COM          714290103    3,617    61,231  SH         SOLE                7,998  0        53,233
Potash Corp. of Saskatch           COM          73755L107      728     8,445  SH         SOLE                1,284  0         7,161
Powershares Db Commodity Index     COM          73935S105      312    14,481  SH         SOLE                       0        14,481
Powershs Agriculture ETF           COM          73936B408    2,009    83,764  SH         SOLE               19,316  0        64,448
Powershs Base Metals ETF           COM          73936B705    1,422    78,991  SH         SOLE               18,184  0        60,807
Powershs Energy ETF                COM          73936B101    2,673   115,475  SH         SOLE               26,042  0        89,433
Smucker J M Co New                 COM          832696405    3,309    54,944  SH         SOLE                8,959  0        45,985
Teco Energy Inc                    COM          872375100    3,275   217,296  SH         SOLE               32,502  0       184,794
Tupperware Corporation             COM          899896104    2,662    66,806  SH         SOLE                9,507  0        57,299
United Parcel Service B            COM          911312106      757    13,303  SH         SOLE                       0        13,303
Wolverine World Wide Inc           COM          978097103      800    31,736  SH         SOLE                5,032  0        26,704
Zimmer Holdings Inc                COM          98956P102    3,095    57,258  SH         SOLE                7,906  0        49,352